Future Policy Benefits and Claims - Claim Duration and Payout Table (Details)	Dec. 31, 2023
Long-Term Disability/Group Life Waiver
Future Policy Benefits and Claims
Year 1	8.10%
Year 2	25.00%
Year 3	15.40%
Year 4	8.20%
Year 5	5.80%
Year 6	5.20%
Year 7	4.50%
Year 8	3.50%
Year 9	3.00%
Year 10	2.60%
Dental/Vision/Short-Term Disability/Critical Illness/Accident/Hospital Indemnity/PFML [Member]
Future Policy Benefits and Claims
Year 1	92.10%
Year 2	7.90%
Group Life
Future Policy Benefits and Claims
Year 1	78.90%
Year 2	18.80%